Share-based payments (Tables)	12 Months Ended
Aug. 31, 2024
Share-based payments
Summary of share based payments

	Exercise	Market	Expected	Risk-free	Expected
Grant date	price	price	volatility	interest rate	life
	$	$	%	%	[years]
May 27, 2020	499.50	499.50	84	0.4	5
May 27, 2020	375.30	499.50	84	0.4	5
October 23, 2020	499.50	499.50	97	0.4	5
November 24, 2020	2,199.15	1,759.05	101	0.4	5
November 24, 2020	766.80	772.20	75	3.6	4
February 23, 2021	2,126.25	2,031.75	103	0.6	5
May 14, 2021	766.80	772.20	75	3.6	3
July 14, 2021	1,248.75	1,216.35	105	0.7	5
September 21, 2021	1,194.75	1,158.30	106	0.9	5
January 22, 2022	762.75	745.20	107	1.5	5
November 30, 2022	822.15	822.15	107	3.1	5
December 1, 2022	787.05	787.05	107	3.0	5
March 22, 2023	777.60	693.90	75	3.6	2
March 25, 2023	778.95	706.05	75	3.6	3
March 25, 2023	778.95	706.05	75	3.6	4
April 20, 2023	781.65	711.45	75	3.6	5
December 29, 2023	612.43	199.80	76	3.1	5
January 26, 2024	138.47	145.80	76	3.5	5

Summary of number options granted outstanding

		Weighted
	Number of	average
	options	exercise price
	#	$
Balance at August 31, 2022	12,664	1,273.40
Granted	666	785.25
Forfeited	(1,991)	1,302.08
Stock options modifications	(2,741)	780.30
Exercised	(427)	386.64
Balance at August 31, 2023	8,171	704.76
Granted	742	375.98
Forfeited	(1,055)	823.16
Balance at August 31, 2024	7,858	657.77

Summary of range of number of options outstanding and weighted average remaining contractual life

	Number of	Weighted average	Weighted average
Exercise price	options	grant date	remaining	Exercisable
range	outstanding	fair value	contractual life	options
$	#	$	[years]	#
138.47 – 499.50	3,679	309.59	1.12	3,553
612.43 – 787.05	3,881	336.47	3.51	3,574
822.15 – 1,194.75	38	646.65	3.25	19
2,199.15	260	1,259.55	6.25	260

Schedule of warrants

		Number of	Weighted average
		warrants	remaining
Grant date	Exercise price	outstanding	contractual life
	$	#	[years]
November 23, 2020	2,276.61	1,125	1.23
August 5, 2022	1,457.03	371	0.93
December 21, 2023	191.23	1,023	4.31

				Risk-free
	Exercise	Market	Expected	interest	Expected
Grant date	price	price	volatility	rate	life
	$	$	%	%	[years]
November 23, 2020	2,276.61	1,759.05	100	0.4	5
August 5, 2022	1,457.03	972.00	100	2.9	3
December 21, 2023	191.23	247.05	76	4.0	5